Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 7,055,820	$ 7,274,807	$ 6,836,439	$ 7,382,079	$ 7,382,079
OCI			68,778		(123,129)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			(240)		33,093
OCI, net of tax	35,728	(61,412)	68,538	(112,446)	(90,036)
OCI attributable to the non-controlling interests			(212)		1,650
Net current period OCI attributable to shareholders of AQN			68,326		(88,386)
Ending Balance	6,835,466	7,031,067	6,835,466	7,031,067	6,836,439
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(127,068)	(123,398)	(160,063)	(71,677)	(71,677)
OCI, net of tax	35,331	(59,972)	68,326	(111,693)
Ending Balance	(91,737)	$ (183,370)	(91,737)	(183,370)	(160,063)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(98,467)	(76,615)	(76,615)
OCI			16,343		(18,013)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			(788)		(5,489)
OCI, net of tax			15,555		(23,502)
OCI attributable to the non-controlling interests			(212)		1,650
Net current period OCI attributable to shareholders of AQN			15,343		(21,852)
Ending Balance	(83,124)		(83,124)		(98,467)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(97,809)	(3,514)	(3,514)
OCI			52,435		(128,838)
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			1,851		34,543
OCI, net of tax			54,286		(94,295)
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			54,286		(94,295)
Ending Balance	(43,523)		(43,523)		(97,809)
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			36,213	$ 8,452	8,452
OCI			0		23,722
Amounts reclassified from AOCI to the unaudited interim consolidated statements of operations			(1,303)		4,039
OCI, net of tax			(1,303)		27,761
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of AQN			(1,303)		27,761
Ending Balance	$ 34,910		$ 34,910		$ 36,213